Leases (Minimum Lease Payments Receivable) (Details) $ in Millions	Sep. 30, 2016 USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2017	$ 182.7
2018	181.4
2019	175.9
2020	171.1
2021	165.1
Thereafter	1,196.4
Total	$ 2,072.6